Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Changes in Contract Asset and Contract Liability - Unique Logistics International, Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	May 31, 2023	May 31, 2022	Dec. 31, 2008
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Changes in Contract Asset and Contract Liability [Line Items]
Contract assets increase (decrease) reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied
Contract liabilities (increase) decrease reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied			468,209
Contract assets increase (decrease) cash received in advance and not recognized as revenue
Contract liabilities (increase) decrease cash received in advance and not recognized as revenue				(468,209)
Contract assets increase (decrease) reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional			(41,471,463)	(10,491,045)	(1,515,883)
Contract liabilities (increase) decrease reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional
Contract assets increase (decrease), Contract assets recognized					1,247,215
Contract liabilities increase (decrease), Contract assets recognized
Contract assets increase (decrease) net change			(28,083,802)	7,547,267	(268,668)
Contract liabilities (increase) decrease net charge		$ (468,209)	$ 468,209	$ (468,209)